PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - JPY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 160,829	¥ 149,299	¥ 140,033